Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Allowances and losses on trade receivables - telecom activities	€ (383)	€ (315)	€ (277)
Litigation	238	107	10
Cost of bank credit risk	(31)	(10)	(7)
Expenses from universal service	(19)	(21)	(38)
Acquisition and integration costs	(18)	(17)	(10)
Operating foreign exchange gains (losses)	19	(4)	3
Other expenses	(119)	(124)	(176)
Total	€ (789)	€ (599)	€ (505)